UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-02742)

Exact name of registrant as specified in charter:	Putnam Large Cap Value Fund

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2025

Date of reporting period:	November 1, 2024 – April 30, 2025

Item 1. Report to Stockholders:

(a) The Report to Shareholders is filed herewith

(b) Not applicable

Putnam Large Cap Value Fund
Class A [PEYAX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Putnam Large Cap Value Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$43	0.87%
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$35,668,542,897
Total Number of Portfolio Holdings*	105
Portfolio Turnover Rate	10%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, and short-term securities in the portfolio. Unclassified assets, if any, represent ETFs and other holdings that can’t be classified by sector. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Large Cap Value Fund	PAGE 1	38906-STSA-0625

Putnam Large Cap Value Fund
Class C [PEQCX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Putnam Large Cap Value Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$79	1.62%
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$35,668,542,897
Total Number of Portfolio Holdings*	105
Portfolio Turnover Rate	10%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, and short-term securities in the portfolio. Unclassified assets, if any, represent ETFs and other holdings that can’t be classified by sector. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Large Cap Value Fund	PAGE 1	38906-STSC-0625

Putnam Large Cap Value Fund
Class R [PEQRX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Putnam Large Cap Value Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R	$55	1.12%
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$35,668,542,897
Total Number of Portfolio Holdings*	105
Portfolio Turnover Rate	10%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, and short-term securities in the portfolio. Unclassified assets, if any, represent ETFs and other holdings that can’t be classified by sector. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Large Cap Value Fund	PAGE 1	38906-STSR-0625

Putnam Large Cap Value Fund
Class R5 [PEQLX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Putnam Large Cap Value Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R5	$31	0.63%
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$35,668,542,897
Total Number of Portfolio Holdings*	105
Portfolio Turnover Rate	10%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, and short-term securities in the portfolio. Unclassified assets, if any, represent ETFs and other holdings that can’t be classified by sector. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Large Cap Value Fund	PAGE 1	38906-STSR5-0625

Putnam Large Cap Value Fund
Class R6 [PEQSX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Putnam Large Cap Value Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$26	0.53%
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$35,668,542,897
Total Number of Portfolio Holdings*	105
Portfolio Turnover Rate	10%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, and short-term securities in the portfolio. Unclassified assets, if any, represent ETFs and other holdings that can’t be classified by sector. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Large Cap Value Fund	PAGE 1	38906-STSR6-0625

Putnam Large Cap Value Fund
Class Y [PEIYX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Putnam Large Cap Value Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class Y	$30	0.62%
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$35,668,542,897
Total Number of Portfolio Holdings*	105
Portfolio Turnover Rate	10%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, and short-term securities in the portfolio. Unclassified assets, if any, represent ETFs and other holdings that can’t be classified by sector. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Large Cap Value Fund	PAGE 1	38906-STSY-0625

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements and Other Important Information in Item 7 below.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Putnam
Large Cap Value
Fund

Financial Statements and Other Important Information

Semi-Annual | April 30, 2025

Financial Statements and Other Important Information—Semi-Annual	franklintempleton.com

The fund’s portfolio 4/30/25 (Unaudited)
COMMON STOCKS (96.2%)*	Shares	Value
Aerospace and defense (3.0%)
Northrop Grumman Corp.	1,006,833	$489,824,255
RTX Corp.	4,714,347	594,620,587
		1,084,444,842
Air freight and logistics (1.4%)
FedEx Corp.	2,335,448	491,214,778
		491,214,778
Automobiles (1.7%)
General Motors Co.	13,697,813	619,689,060
		619,689,060
Banks (7.5%)
Bank of America Corp.	19,058,277	760,044,087
Citigroup, Inc.	15,372,377	1,051,163,139
JPMorgan Chase & Co.	1,612,730	394,506,013
PNC Financial Services Group, Inc. (The)	3,003,311	482,602,045
		2,688,315,284
Beverages (2.8%)
Coca-Cola Co. (The)	13,922,416	1,010,071,281
		1,010,071,281
Biotechnology (4.3%)
AbbVie, Inc.	4,623,048	901,956,665
Regeneron Pharmaceuticals, Inc.	1,063,555	636,814,192
		1,538,770,857
Building products (1.4%)
Johnson Controls International PLC	5,846,610	490,530,579
		490,530,579
Capital markets (6.0%)
BlackRock, Inc.	422,789	386,539,071
Charles Schwab Corp. (The)	7,711,033	627,678,086
CME Group, Inc.	2,086,915	578,242,408
Goldman Sachs Group, Inc. (The)	710,315	388,932,978
State Street Corp.	1,868,652	164,628,241
		2,146,020,784
Chemicals (3.5%)
Corteva, Inc.	9,086,774	563,289,120
DuPont de Nemours, Inc.	4,087,095	269,707,399
Eastman Chemical Co.	2,209,957	170,166,689
PPG Industries, Inc.	2,123,131	231,124,041
		1,234,287,249
Communications equipment (2.2%)
Cisco Systems, Inc.	13,611,726	785,804,942
		785,804,942
Construction materials (1.5%)
CRH PLC	5,449,864	520,026,023
		520,026,023
Consumer finance (2.2%)
Capital One Financial Corp.	4,405,352	794,108,752
		794,108,752
Consumer staples distribution and retail (4.7%)
BJ’s Wholesale Club Holdings, Inc. †	2,546,119	299,321,750
Target Corp.	2,443,999	236,334,703
Walmart, Inc.	11,635,766	1,131,578,244
		1,667,234,697
Containers and packaging (0.5%)
Ball Corp.	3,123,428	162,230,850
		162,230,850
Electric utilities (4.4%)
NextEra Energy, Inc.	7,435,534	497,288,514
NRG Energy, Inc.	6,078,561	666,088,714
PPL Corp.	11,463,140	418,404,610
		1,581,781,838

Large Cap Value Fund
1

COMMON STOCKS (96.2%)* cont.	Shares	Value
Financial services (1.4%)
Apollo Global Management, Inc.	3,548,071	$484,240,730
		484,240,730
Health care providers and services (5.8%)
Cigna Group (The)	1,523,463	518,038,359
McKesson Corp.	1,143,700	815,217,923
UnitedHealth Group, Inc.	1,789,779	736,386,672
		2,069,642,954
Hotels, restaurants, and leisure (1.2%)
Hilton Worldwide Holdings, Inc.	1,831,492	412,964,816
		412,964,816
Household durables (1.9%)
PulteGroup, Inc.	6,650,947	682,254,143
		682,254,143
Household products (2.1%)
Procter & Gamble Co. (The)	4,538,082	737,755,991
		737,755,991
Industrial conglomerates (1.4%)
Honeywell International, Inc.	2,336,650	491,864,825
		491,864,825
Industrial REITs (0.1%)
Prologis, Inc. R	290,182	29,656,600
		29,656,600
Insurance (2.9%)
Allstate Corp. (The)	2,874,773	570,326,215
American International Group, Inc.	5,743,206	468,186,153
		1,038,512,368
IT Services (1.6%)
Accenture PLC Class A	1,925,509	576,016,017
		576,016,017
Life sciences tools and services (1.9%)
Thermo Fisher Scientific, Inc.	1,593,010	683,401,290
		683,401,290
Machinery (2.0%)
Ingersoll Rand, Inc.	5,177,597	390,546,142
Otis Worldwide Corp.	3,448,904	332,025,988
		722,572,130
Media (1.5%)
Charter Communications, Inc. Class A † S	862,139	337,837,789
Comcast Corp. Class A	5,558,483	190,100,119
		527,937,908
Metals and mining (1.2%)
Freeport-McMoRan, Inc.	12,034,348	433,597,558
		433,597,558
Office REITs (0.8%)
Vornado Realty Trust R	7,692,990	271,408,687
		271,408,687
Oil, gas, and consumable fuels (5.8%)
ConocoPhillips	4,127,586	367,850,464
Exxon Mobil Corp.	8,998,286	950,488,950
Shell PLC (Euronext Amsterdam Exchange) (United Kingdom)	13,318,377	433,253,497
Valero Energy Corp.	2,582,331	299,782,806
		2,051,375,717
Passenger airlines (1.4%)
Southwest Airlines Co.	17,717,146	495,371,402
		495,371,402
Pharmaceuticals (3.5%)
AstraZeneca PLC ADR (United Kingdom)	6,682,523	479,738,326
Merck & Co., Inc.	2,134,596	181,867,579
Sanofi SA (France)	5,440,336	595,128,307
		1,256,734,212

2
Large Cap Value Fund

COMMON STOCKS (96.2%)* cont.	Shares	Value
Semiconductors and semiconductor equipment (1.6%)
Qualcomm, Inc.	3,839,511	$570,013,803
		570,013,803
Software (3.4%)
Microsoft Corp.	2,228,627	880,887,108
Oracle Corp.	2,468,899	347,423,467
		1,228,310,575
Specialized REITs (0.5%)
American Tower Corp. R	777,895	175,345,312
		175,345,312
Technology hardware, storage, and peripherals (0.9%)
Seagate Technology Holdings PLC	3,717,808	338,432,062
		338,432,062
Textiles, apparel, and luxury goods (0.4%)
Lululemon Athletica, Inc. †	537,056	145,418,653
		145,418,653
Tobacco (3.0%)
Philip Morris International, Inc.	6,290,458	1,077,932,883
		1,077,932,883
Trading companies and distributors (0.9%)
United Rentals, Inc.	535,502	338,142,738
		338,142,738
Wireless telecommunication services (1.9%)
T-Mobile US, Inc.	2,699,194	666,565,958
		666,565,958
Total common stocks (cost $26,171,713,381)		$34,320,001,148
SHORT-TERM INVESTMENTS (3.3%)*	Principal amount/shares	Value
Atlantic Asset Securitization, LLC asset-backed commercial paper 4.377%, 5/12/25	$60,000,000	$59,912,814
Australia and New Zealand Banking Group, Ltd. commercial paper 4.330%, 5/1/25 (Cayman Islands)	25,000,000	25,000,000
Barclays Bank PLC commercial paper 4.420%, 6/6/25 (United Kingdom)	50,000,000	49,773,400
Chariot Funding, LLC asset-backed commercial paper 4.417%, 5/16/25	10,000,000	9,980,610
Interest in $600,000,000 joint tri-party repurchase agreement dated 4/30/2025 with HSBC Securities (USA), Inc. due 5/1/2025 — maturity value of $159,216,369 for an effective yield of 4.380% (collateralized by Agency Mortgage-Backed Securities with coupon rates ranging from 2.000% to 7.500% and due dates ranging from 8/1/2026 to 3/1/2055, valued at $612,074,460)	159,197,000	159,197,000
Interest in $225,000,000 joint tri-party repurchase agreement dated 4/30/2025 with Barclays Capital, Inc. due 5/1/2025 — maturity value of $200,024,278 for an effective yield of 4.370% (collateralized by U.S. Treasuries (including strips) with a coupon rate of 1.375% and due dates ranging from 10/31/2028 to 12/31/2028, valued at $229,527,932)	200,000,000	200,000,000
Interest in $400,000,000 joint tri-party repurchase agreement dated 4/30/2025 with JPMorgan Securities, LLC due 5/1/2025 — maturity value of $200,024,278 for an effective yield of 4.370% (collateralized by U.S. Treasuries (including strips) with a coupon rate of 0.125% and a due date of 4/15/2026, valued at $408,049,602)	200,000,000	200,000,000
Manhattan Asset Funding Co., LLC asset-backed commercial paper 4.376%, 5/8/25 (Japan)	20,000,000	19,980,640
Manhattan Asset Funding Co., LLC asset-backed commercial paper 4.324%, 5/2/25 (Japan)	15,000,000	14,996,382
Manhattan Asset Funding Co., LLC asset-backed commercial paper 4.323%, 5/1/25 (Japan)	22,150,000	22,147,331
Putnam Cash Collateral Pool, LLC 4.50% [d]	Shares 24,325,225	24,325,225
Putnam Short Term Investment Fund Class P 4.47% L	Shares 190,332,717	190,332,717
Sheffield Receivables Co., LLC asset-backed commercial paper 4.434%, 6/11/25 (United Kingdom)	$25,000,000	24,871,870
Toronto-Dominion Bank (The) commercial paper 4.426%, 5/23/25 (Canada)	50,000,000	49,860,360
TotalEnergies Capital SA commercial paper 4.387%, 5/12/25 (France)	50,000,000	49,927,345
U.S. Treasury Bills 4.290%, 5/15/25 # Δ	59,700,000	59,602,258
U.S. Treasury Bills 4.194%, 10/2/25 Δ	13,400,000	13,166,148
Total short-term investments (cost $1,173,110,559)		$1,173,074,100
TOTAL INVESTMENTS
Total investments (cost $27,344,823,940)	$35,493,075,248

Large Cap Value Fund
3

Key to holding’s abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from November 1, 2024 through April 30, 2025 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s investment manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $35,668,542,897.
†	This security is non-income-producing.
#	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $3,463,754 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).
Δ	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $67,957,016 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).
[d]	Affiliated company. See Notes 1 and 5 to the financial statements regarding securities lending. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
R	Real Estate Investment Trust.
S	Security on loan, in part or in entirety, at the close of the reporting period (Note 1).
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	FORWARD CURRENCY CONTRACTS at 4/30/25 (aggregate face value $1,879,736,723) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Euro	Sell	6/18/25	$166,887,734	$159,648,247	$(7,239,487)
	Barclays Bank PLC
		British Pound	Sell	6/18/25	191,884,300	184,553,076	(7,331,224)
		Euro	Buy	6/18/25	90,762,992	85,738,954	5,024,038
		Euro	Sell	6/18/25	33,616,474	31,868,474	(1,748,000)
	Citibank, N.A.
		British Pound	Sell	6/18/25	156,357,368	150,548,150	(5,809,218)
	Goldman Sachs International
		British Pound	Sell	6/18/25	192,580,627	185,353,234	(7,227,393)
		Euro	Sell	6/18/25	48,538,930	46,018,833	(2,520,097)
	HSBC Bank PLC
		British Pound	Sell	6/18/25	123,727,844	118,116,874	(5,610,970)
		Euro	Sell	6/18/25	116,366,982	110,324,289	(6,042,693)
	JPMorgan Chase Bank N.A.
		British Pound	Sell	6/18/25	29,704,925	28,570,822	(1,134,103)
		Euro	Sell	6/18/25	83,077,309	78,731,859	(4,345,450)
	Morgan Stanley & Co. International PLC
		Euro	Buy	6/18/25	137,505,821	136,149,036	1,356,785
		Euro	Sell	6/18/25	78,595,347	74,626,977	(3,968,370)
	State Street Bank and Trust Co.
		British Pound	Sell	6/18/25	95,048,082	91,412,978	(3,635,104)
		Euro	Sell	6/18/25	57,309,749	54,326,963	(2,982,786)
	Toronto-Dominion Bank
		British Pound	Sell	6/18/25	32,422,386	31,184,633	(1,237,753)
	UBS AG
		British Pound	Buy	6/18/25	122,725,075	120,232,243	2,492,832
		British Pound	Sell	6/18/25	52,422,188	50,456,163	(1,966,025)
		Euro	Sell	6/18/25	116,278,494	110,192,797	(6,085,697)
	WestPac Banking Corp.
		British Pound	Sell	6/18/25	32,914,639	31,682,121	(1,232,518)
	Unrealized appreciation						8,873,655
	Unrealized (depreciation)						(70,116,888)
	Total						$(61,243,233)
*	The exchange currency for all contracts listed is the United States Dollar.

4
Large Cap Value Fund

FUTURES CONTRACTS OUTSTANDING at 4/30/25 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
S&P 500 Index E-Mini (Long)	1,026	$285,692,778	$286,613,100	Jun-25	$(1,067,177)
Unrealized appreciation					—
Unrealized (depreciation)					(1,067,177)
Total					$(1,067,177)
ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$1,194,503,866	$—	$—
Consumer discretionary	1,860,326,672	—	—
Consumer staples	4,492,994,852	—	—
Energy	1,618,122,220	433,253,497	—
Financials	7,151,197,918	—	—
Health care	4,953,421,006	595,128,307	—
Industrials	4,114,141,294	—	—
Information technology	3,498,577,399	—	—
Materials	2,350,141,680	—	—
Real Estate	476,410,599	—	—
Utilities	1,581,781,838	—	—
Total common stocks	33,291,619,344	1,028,381,804	—
Short-term investments	—	1,173,074,100	—
Totals by level	$33,291,619,344	$2,201,455,904	$—
		Valuation inputs
	Other financial instruments:	Level 1	Level 2	Level 3
	Forward currency contracts	$—	$(61,243,233)	$—
	Futures contracts	(1,067,177)	—	—
	Totals by level	$(1,067,177)	$(61,243,233)	$—
*	Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

The accompanying notes are an integral part of these financial statements.

Large Cap Value Fund
5

Financial statements

Statement of assets and liabilities

4/30/25 (Unaudited)

ASSETS
Investment in securities, at value, including $24,177,762 of securities on loan (Note 1):
Unaffiliated issuers (identified cost $27,130,165,998)	$35,278,417,306
Affiliated issuers (identified cost $214,657,942) (Note 5)	214,657,942
Cash	307,704
Dividends, interest and other receivables	24,098,625
Foreign tax reclaim	1,001,570
Receivable for shares of the fund sold	96,341,059
Receivable for investments sold	237,289,706
Unrealized appreciation on forward currency contracts (Note 1)	8,873,655
Prepaid assets	583,181
Total assets	35,861,570,748

LIABILITIES
Payable for investments purchased	29,314,998
Payable for shares of the fund repurchased	40,319,711
Payable for compensation of Manager (Note 2)	12,957,884
Payable for custodian fees (Note 2)	177,711
Payable for investor servicing fees (Note 2)	7,076,343
Payable for Trustee compensation and expenses (Note 2)	2,091,478
Payable for administrative services (Note 2)	64,464
Payable for distribution fees (Note 2)	2,555,705
Payable for variation margin on futures contracts (Note 1)	1,325,733
Unrealized depreciation on forward currency contracts (Note 1)	70,116,888
Collateral on securities loaned, at value (Note 1)	24,325,225
Other accrued expenses	2,701,711
Total liabilities	193,027,851
Net assets	$35,668,542,897

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$26,651,260,923
Total distributable earnings (Note 1)	9,017,281,974
Total — Representing net assets applicable to capital shares outstanding	$35,668,542,897

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share ($10,791,598,955 divided by 316,300,370 shares)	$34.12
Offering price per class A share (100/94.25 of $34.12)*	$36.20
Net asset value and offering price per class C share ($420,043,837 divided by 12,545,819 shares)**	$33.48
Net asset value, offering price and redemption price per class R share ($143,535,026 divided by 4,257,985 shares)	$33.71
Net asset value, offering price and redemption price per class R5 share ($44,801,807 divided by 1,311,720 shares)	$34.16
Net asset value, offering price and redemption price per class R6 share ($7,130,797,559 divided by 208,822,483 shares)	$34.15
Net asset value, offering price and redemption price per class Y share ($17,137,765,713 divided by 502,156,981 shares)	$34.13
*	On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.
**	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

6	Large Cap Value Fund

Statement of operations

Six months ended 4/30/25 (Unaudited)

Investment income
Dividends (net of foreign tax of $243,028) (including dividend income of $5,058,289 from investments in affiliated issuers) (Note 5)	$351,592,980
Interest	24,263,514
Securities lending (net of expenses) (Notes 1 and 5)	16,428
Total investment income	375,872,922

EXPENSES
Compensation of Manager (Note 2)	79,305,091
Investor servicing fees (Note 2)	20,957,386
Custodian fees (Note 2)	167,256
Trustee compensation and expenses (Note 2)	597,906
Distribution fees (Note 2)	16,411,906
Administrative services (Note 2)	392,803
Other	4,083,750
Total expenses	121,916,098
Expense reduction (Note 2)	(77,609)
Net expenses	121,838,489
Net investment income	254,034,433

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	855,998,234
Foreign currency transactions (Note 1)	(280,262)
Forward currency contracts (Note 1)	54,304,767
Futures contracts (Note 1)	(1,221,346)
Total net realized gain	908,801,393
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers	(1,857,068,552)
Assets and liabilities in foreign currencies	100,543
Forward currency contracts	(91,802,123)
Futures contracts	(1,067,177)
Total change in net unrealized depreciation	(1,949,837,309)
Net loss on investments	(1,041,035,916)
Net decrease in net assets resulting from operations	$(787,001,483)

The accompanying notes are an integral part of these financial statements.

Large Cap Value Fund	7

Statement of changes in net assets

	Six months ended 4/30/25*	Year ended 10/31/24
Increase in net assets
Operations
Net investment income	$254,034,433	$390,552,867
Net realized gain on investments and foreign currency transactions	908,801,393	1,897,048,956
Change in net unrealized appreciation (depreciation) of investments and assets and liabilities in foreign currencies	(1,949,837,309)	5,202,567,138
Net increase (decrease) in net assets resulting from operations	(787,001,483)	7,490,168,961
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(67,051,246)	(141,567,087)
Class B	—	(67,265)
Class C	(1,023,024)	(2,167,044)
Class R	(678,625)	(1,173,529)
Class R5	(297,200)	(581,608)
Class R6	(53,609,346)	(75,921,658)
Class Y	(116,895,332)	(170,027,279)
Net realized short-term gain on investments
Class A	—	(5,526,019)
Class B	—	(10,348)
Class C	—	(168,227)
Class R	—	(43,387)
Class R5	—	(19,880)
Class R6	—	(2,001,776)
Class Y	—	(4,698,107)
From capital gain on investments
Net realized long-term gain on investments
Class A	(599,866,791)	(352,130,205)
Class B	—	(659,397)
Class C	(21,459,314)	(10,719,818)
Class R	(7,242,117)	(2,764,728)
Class R5	(1,860,190)	(1,266,766)
Class R6	(357,506,670)	(127,557,584)
Class Y	(813,691,609)	(299,373,787)
Increase from capital share transactions (Note 4)	5,434,532,913	7,075,108,865
Total increase in net assets	2,606,349,966	13,366,832,327
Net assets
Beginning of period	33,062,192,931	19,695,360,604
End of period	$35,668,542,897	$33,062,192,931
*Unaudited.

The accompanying notes are an integral part of these financial statements.

8	Large Cap Value Fund

Financial highlights

(For a common share outstanding throughout the period)

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[c]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)
Class A
April 30, 2025**	$36.95	.23	(.90)	(.67)	(.21)	(1.95)	(2.16)	$34.12	(2.13)*	$10,791,599	.43*	.64*	10*[e]
October 31, 2024	28.77	.45	9.36	9.81	(.46)	(1.17)	(1.63)	36.95	35.36	11,369,077	.88[d]	1.32[d]	16
October 31, 2023	29.54	.41	.82	1.23	(.54)	(1.46)	(2.00)	28.77	4.25	8,890,275.90		1.39	12
October 31, 2022	32.65	.36	(1.28)	(.92)	(.34)	(1.85)	(2.19)	29.54	(2.99)	9,228,512.89		1.21	17
October 31, 2021†	26.76	.31	7.13	7.44	(.37)	(1.18)	(1.55)	32.65	29.16*	9,873,796	.81*	1.04*	15*
November 30, 2020	26.37	.41	1.03	1.44	(.40)	(.65)	(1.05)	26.76	5.75	8,114,686.90		1.71	21
November 30, 2019	24.48	.40	2.85	3.25	(.47)	(.89)	(1.36)	26.37	14.64	8,568,585.91		1.66	12
Class C
April 30, 2025**	$36.30	.09	(.87)	(.78)	(.09)	(1.95)	(2.04)	$33.48	(2.48)*	$420,044	.80*	.26*	10*[e]
October 31, 2024	28.30	.19	9.20	9.39	(.22)	(1.17)	(1.39)	36.30	34.35	392,447	1.63[d]	.56[d]	16
October 31, 2023	29.09	.19	.81	1.00	(.33)	(1.46)	(1.79)	28.30	3.46	266,019	1.65	.64	12
October 31, 2022	32.19	.14	(1.28)	(1.14)	(.11)	(1.85)	(1.96)	29.09	(3.74)	283,213	1.64	.46	17
October 31, 2021†	26.39	.10	7.04	7.14	(.16)	(1.18)	(1.34)	32.19	28.31*	325,902	1.50*	.36*	15*
November 30, 2020	26.01	.23	1.01	1.24	(.21)	(.65)	(.86)	26.39	4.94	310,953	1.65	.97	21
November 30, 2019	24.17	.22	2.80	3.02	(.29)	(.89)	(1.18)	26.01	13.73	381,827	1.66	.92	12
Class R
April 30, 2025**	$36.54	.18	(.89)	(.71)	(.17)	(1.95)	(2.12)	$33.71	(2.26)*	$143,535	.56*	.51*	10*[e]
October 31, 2024	28.47	.35	9.28	9.63	(.39)	(1.17)	(1.56)	36.54	35.05	130,252	1.13[d]	1.04[d]	16
October 31, 2023	29.26	.33	.81	1.14	(.47)	(1.46)	(1.93)	28.47	3.97	68,289	1.15	1.15	12
October 31, 2022	32.36	.29	(1.28)	(.99)	(.26)	(1.85)	(2.11)	29.26	(3.24)	68,257	1.14	.96	17
October 31, 2021†	26.53	.24	7.07	7.31	(.30)	(1.18)	(1.48)	32.36	28.87*	69,251	1.04*	.82*	15*
November 30, 2020	26.15	.35	1.01	1.36	(.33)	(.65)	(.98)	26.53	5.47	68,849	1.15	1.47	21
November 30, 2019	24.29	.34	2.82	3.16	(.41)	(.89)	(1.30)	26.15	14.33	81,830	1.16	1.42	12
Class R5
April 30, 2025**	$36.99	.27	(.89)	(.62)	(.26)	(1.95)	(2.21)	$34.16	(2.00)*	$44,802	.31*	.75*	10*[e]
October 31, 2024	28.80	.53	9.37	9.90	(.54)	(1.17)	(1.71)	36.99	35.67	35,207	.64[d]	1.56[d]	16
October 31, 2023	29.57	.48	.82	1.30	(.61)	(1.46)	(2.07)	28.80	4.50	32,544.65		1.64	12
October 31, 2022	32.68	.43	(1.29)	(.86)	(.40)	(1.85)	(2.25)	29.57	(2.77)	38,608.65		1.42	17
October 31, 2021†	26.78	.38	7.14	7.52	(.44)	(1.18)	(1.62)	32.68	29.48*	76,300	.58*	1.25*	15*
November 30, 2020	26.39	.47	1.03	1.50	(.46)	(.65)	(1.11)	26.78	6.03	46,663.65		1.95	21
November 30, 2019	24.51	.46	2.85	3.31	(.54)	(.89)	(1.43)	26.39	14.91	67,476.65		1.88	12
Class R6
April 30, 2025**	$36.98	.29	(.89)	(.60)	(.28)	(1.95)	(2.23)	$34.15	(1.96)*	$7,130,798	.26*	.80*	10*[e]
October 31, 2024	28.79	.55	9.38	9.93	(.57)	(1.17)	(1.74)	36.98	35.83	6,177,233	.54[d]	1.62[d]	16
October 31, 2023	29.56	.51	.82	1.33	(.64)	(1.46)	(2.10)	28.79	4.60	3,111,458.55		1.72	12
October 31, 2022	32.68	.47	(1.30)	(.83)	(.44)	(1.85)	(2.29)	29.56	(2.68)	2,461,068.55		1.55	17
October 31, 2021†	26.78	.40	7.15	7.55	(.47)	(1.18)	(1.65)	32.68	29.59*	2,161,747	.49*	1.35*	15*
November 30, 2020	26.39	.50	1.02	1.52	(.48)	(.65)	(1.13)	26.78	6.14	1,452,740.55		2.07	21
November 30, 2019	24.51	.49	2.84	3.33	(.56)	(.89)	(1.45)	26.39	15.00	1,287,321.55		2.02	12

The accompanying notes are an integral part of these financial statements.

Large Cap Value Fund
9

Financial highlights cont.

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[c]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)
Class Y
April 30, 2025**	$36.96	.27	(.89)	(.62)	(.26)	(1.95)	(2.21)	$34.13	(2.00)*	$17,137,766	.31*	.76*	10*[e]
October 31, 2024	28.77	.52	9.38	9.90	(.54)	(1.17)	(1.71)	36.96	35.74	14,957,976	.63[d]	1.53[d]	16
October 31, 2023	29.55	.48	.82	1.30	(.62)	(1.46)	(2.08)	28.77	4.47	7,308,033.65		1.63	12
October 31, 2022	32.67	.44	(1.30)	(.86)	(.41)	(1.85)	(2.26)	29.55	(2.77)	5,704,960.64		1.46	17
October 31, 2021†	26.77	.38	7.14	7.52	(.44)	(1.18)	(1.62)	32.67	29.49*	4,867,264	.58*	1.26*	15*
November 30, 2020	26.39	.47	1.02	1.49	(.46)	(.65)	(1.11)	26.77	5.98	3,226,237.65		1.96	21
November 30, 2019	24.50	.46	2.85	3.31	(.53)	(.89)	(1.42)	26.39	14.93	2,949,801.66		1.91	12
*	Not annualized.
**	Unaudited.
†	For the eleven months ended October 31, 2021. The fund changed its fiscal year end from November 30 to October 31.
[a]	Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
[b]	Total return assumes dividend reinvestment and does not reflect the effect of sales charges.
[c]	Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.
[d]	Reflects a waiver of certain fund expenses in connection with investments in Putnam Government Money Market Fund during the period. As a result of such waiver, the expenses of the fund reflect a reduction of less than 0.01% as a percentage of average net assets.
[e]	Portfolio turnover excludes securities received in-kind.

The accompanying notes are an integral part of these financial statements.

10
Large Cap Value Fund

Notes to financial statements 4/30/25 (Unaudited)

Unless otherwise noted, the “reporting period” represents the period from November 1, 2024 through April 30, 2025. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
1940 Act	Investment Company Act of 1940, as amended
Franklin Advisers	Franklin Advisers, Inc., a direct wholly-owned subsidiary of Franklin Templeton
Franklin Distributors	Franklin Distributors, LLC, an indirect wholly-owned subsidiary of Franklin Templeton
Franklin Templeton	Franklin Resources, Inc.
Franklin Templeton Services	Franklin Templeton Services, LLC, a wholly-owned subsidiary of Franklin Templeton
FTIML	Franklin Templeton Investment Management Limited
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PSERV	Putnam Investor Services, Inc., a wholly-owned subsidiary of Franklin Templeton
Putnam Management	Putnam Investment Management, LLC, the fund’s investment manager, an indirect wholly-owned subsidiary of Franklin Templeton
Putnam Retail Management	Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Franklin Templeton
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam Large Cap Value Fund (the fund) is a Massachusetts business trust, which is registered under the 1940 Act, as amended, as a diversified open-end management investment company. The goal of the fund is to seek capital growth and current income. The fund invests mainly in common stocks of U.S. companies, with a focus on value stocks that offer the potential for capital growth, current income, or both. Under normal circumstances, Putnam Management invests at least 80% of the fund’s net assets in large-cap companies, which for purposes of this policy, are of a size similar to those in the Russell 1000 Value Index. This policy may be changed only after 60 days’ notice to shareholders. As of January 31, 2025, the index was composed of companies having market capitalizations of between approximately $338.1 million to $1.0 trillion. The fund may also invest in midsize companies. Value stocks are issued by companies that Putnam Management believes are currently undervalued by the market. If Putnam Management is correct and other investors ultimately recognize the value of the company, the price of its stock may rise. Putnam Management may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
Class A	Up to 5.75%	1.00% on certain redemptions of shares bought with no initial sales charge	None
Class C	None	1.00% eliminated after one year	Converts to class A shares after 8 years
Class R †	None	None	None
Class R5 †	None	None	None
Class R6 †	None	None	None
Class Y †	None	None	None

Effective September 5, 2024, the fund converted all of its class B shares into class A shares, and subsequently terminated its class B shares as a fund offering.

† Not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the fund, including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation.  The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the “mid price”, and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers

Large Cap Value Fund
11

determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Reliable prices are not readily available for equity securities in these circumstances, where the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value. To address this, the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This includes using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security’s fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a–5 under the 1940 Act, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $570,450,325 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Futures contracts The fund uses futures contracts for equitizing cash.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging foreign exchange risk.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

12
Large Cap Value Fund

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $61,243,233 on open derivative contracts subject to the Master Agreements. Collateral pledged by the fund at period end for these agreements totaled $67,957,016 and may include amounts related to unsettled agreements.

Securities lending The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending, if any, is net of expenses and is included in investment income on the Statement of operations. Cash collateral is invested in Putnam Cash Collateral Pool, LLC, a limited liability company that is managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. At the close of the reporting period, the fund received cash collateral of $24,325,225 and the value of securities loaned amounted to $24,177,762.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit Effective January 31, 2025, the fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers) managed by an affiliate of Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility) which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the fund shall, in addition to interest charged on any borrowings made by the fund and other costs incurred by the fund, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in Other expenses in the Statements of operations. During the reporting period, the fund did not use the Global Credit Facility.

Prior to January 31, 2025, the fund participated, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may have been made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest was charged to the fund based on the fund’s borrowings. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit was paid by the participating funds and a $75,000 fee was paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit was allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset and other income on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $27,377,655,882, resulting in gross unrealized appreciation and depreciation of $9,250,904,853 and $1,197,795,897, respectively, or net unrealized appreciation of $8,053,108,956.

Distributions to shareholders Distributions to shareholders from net investment income, if any, are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.630%	of the first $5 billion,
0.580%	of the next $5 billion,
0.530%	of the next $10 billion,
0.480%	of the next $10 billion,
0.430%	of the next $50 billion,
0.410%	of the next $50 billion,
0.400%	of the next $100 billion and
0.395%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.225% of the fund’s average net assets.

Putnam Management has contractually agreed, through February 28, 2026, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Management has retained Franklin Advisers as a sub-advisor for the fund pursuant to a sub-advisory agreement. Pursuant to the agreement, Franklin Advisers provides certain advisory and related services. Putnam Management pays a monthly fee to Franklin Advisers based on the costs of Franklin Advisers in

Large Cap Value Fund
13

providing these services to the fund, which may include a mark-up not to exceed 15% over such costs.

FTIML is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. FTIML did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of FTIML, Putnam Management (and not the fund) would pay a monthly sub-management fee to FTIML for its services at an annual rate of 0.25% of the average net assets of the portion of the fund managed by FTIML.

Franklin Templeton Services provides certain administrative services to the fund. The fee for those services is paid by the fund’s investment manager based on the fund’s average daily net assets and is not an additional expense of the fund.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

PSERV, an affiliate of Putnam Management, provides investor servicing agent functions to the fund. PSERV received fees for investor servicing for class A, class C, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class R5 shares paid a monthly fee based on the average net assets of class R5 shares at an annual rate of 0.15%.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$7,695,396
Class C	282,561
Class R	95,366
Class R5	31,410
Class R6	1,755,063
Class Y	11,097,590
Total	$20,957,386

The fund has entered into expense offset arrangements with PSERV and State Street whereby PSERV’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $77,609 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $24,889, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Franklin Distributors for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Franklin Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$14,007,956
Class C	1.00%	1.00%	$2,056,820
Class R	1.00%	0.50%	$347,130
Total			$16,411,906

For the reporting period, Franklin Distributors, acting as underwriter, received net commissions of $418,825 from the sale of class A shares and received $27,052 in contingent deferred sales charges from redemptions of class C shares.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Franklin Distributors acting as underwriter, received $12,792 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments and in-kind transactions, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities (Long-term)	$6,708,375,176	$3,362,633,739
U.S. government securities (Long-term)	—	—
Total	$6,708,375,176	$3,362,633,739

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Portfolio securities received through in-kind transactions were $85,544,256.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. In certain circumstances shares may be purchased or redeemed through the delivery to the fund or receipt by the shareholders, respectively, of securities, the fair value of which is used to determine the number of shares issued or redeemed Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 4/30/25		YEAR ENDED 10/31/24
Class A	Shares	Amount	Shares	Amount
Shares sold	13,788,457	$493,643,557	20,981,713	$718,137,612
Shares issued in connection with reinvestment of distributions	17,146,341	621,814,362	15,388,074	466,367,403
	30,934,798	1,115,457,919	36,369,787	1,184,505,015
Shares repurchased	(22,333,565)	(791,143,087)	(37,735,893)	(1,268,303,465)
Net increase (decrease)	8,601,233	$324,314,832	(1,366,106)	$(83,798,450)

14
Large Cap Value Fund

	YEAR ENDED 10/31/24 *
Class B	Shares	Amount
Shares sold	3,382	$104,346
Shares issued in connection with reinvestment of distributions	24,067	702,318
	27,449	806,664
Shares repurchased	(687,894)	(22,952,445)
Net decrease	(660,445)	$(22,145,781)
	SIX MONTHS ENDED 4/30/25		YEAR ENDED 10/31/24
Class C	Shares	Amount	Shares	Amount
Shares sold	2,528,098	$88,522,152	3,406,194	$114,327,225
Shares issued in connection with reinvestment of distributions	582,637	20,781,694	414,347	12,183,878
	3,110,735	109,303,846	3,820,541	126,511,103
Shares repurchased	(1,375,017)	(47,789,853)	(2,410,976)	(79,256,136)
Net increase	1,735,718	$61,513,993	1,409,565	$47,254,967
	SIX MONTHS ENDED 4/30/25		YEAR ENDED 10/31/24
Class R	Shares	Amount	Shares	Amount
Shares sold	962,514	$33,793,932	2,014,040	$65,126,935
Shares issued in connection with reinvestment of distributions	220,297	7,900,472	131,505	3,958,364
	1,182,811	41,694,404	2,145,545	69,085,299
Shares repurchased	(489,826)	(16,953,330)	(979,257)	(33,106,214)
Net increase	692,985	$24,741,074	1,166,288	$35,979,085
	SIX MONTHS ENDED 4/30/25		YEAR ENDED 10/31/24
Class R5	Shares	Amount	Shares	Amount
Shares sold	444,597	$16,036,735	424,257	$14,253,437
Shares issued in connection with reinvestment of distributions	59,487	2,157,390	61,410	1,868,254
	504,084	18,194,125	485,667	16,121,691
Shares repurchased	(144,066)	(5,112,970)	(664,147)	(22,721,390)
Net increase (decrease)	360,018	$13,081,155	(178,480)	$(6,599,699)
	SIX MONTHS ENDED 4/30/25		YEAR ENDED 10/31/24
Class R6	Shares	Amount	Shares	Amount
Shares sold	57,665,878	$2,069,739,337	82,941,829	$2,830,010,507
Shares issued in connection with reinvestment of distributions	10,734,141	389,238,874	6,492,444	199,341,563
Transfers in-kind	2,202,478	85,544,256	—	—
	70,602,497	2,544,522,467	89,434,273	3,029,352,070
Shares repurchased	(28,825,013)	(1,013,990,690)	(30,472,893)	(1,040,588,314)
Net increase	41,777,484	$1,530,531,777	58,961,380	$1,988,763,756
	SIX MONTHS ENDED 4/30/25		YEAR ENDED 10/31/24
Class Y	Shares	Amount	Shares	Amount
Shares sold	138,084,169	$4,904,617,795	207,530,592	$7,084,327,000
Shares issued in connection with reinvestment of distributions	24,204,586	877,281,842	14,447,405	443,363,082
	162,288,755	5,781,899,637	221,977,997	7,527,690,082
Shares repurchased	(64,820,109)	(2,301,549,555)	(71,263,889)	(2,412,035,095)
Net increase	97,468,646	$3,480,350,082	150,714,108	$5,115,654,987

* Effective September 5, 2024, the fund has terminated its class B shares.

Large Cap Value Fund
15

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control, or involving securities of companies in which the fund owned at least 5% of the outstanding voting securities, were as follows:

Name of affiliate	Fair value as of 10/31/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 4/30/25
Short-term investments
Putnam Cash Collateral Pool, LLC *	$—	$287,729,903	$263,404,678	$401,604	$24,325,225
Putnam Short Term Investment Fund Class P †	250,332,717	45,000,000	105,000,000	5,058,289	190,332,717
Total Short-term investments	$250,332,717	$332,729,903	$368,404,678	$5,459,893	$214,657,942
* No management fees are charged to Putnam Cash Collateral Pool, LLC (Note 1). Investment income shown is included in securities lending income on the Statement of operations.
† Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations.

Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Futures contracts (number of contracts)	700
Forward currency contracts (contract amount)	$1,928,400,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statement of assets and liabilities location	Fair value	Statement of assets and liabilities location	Fair value
Foreign exchange contracts	Receivables	$8,873,655	Payables	$70,116,888
Equity contracts		—	Payables, Net assets — Unrealized depreciation	1,067,177b>sup> *
Total		$8,873,655		$71,184,065
* Includes cumulative appreciation/depreciation of futures contracts as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Futures	Forward currency contracts	Total
Foreign exchange contracts	$—	$54,304,767	$54,304,767
Equity contracts	(1,221,346)	—	$(1,221,346)
Total	$(1,221,346)	$54,304,767	$53,083,421
Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Futures	Forward currency contracts	Total
Foreign exchange contracts	$—	$(91,802,123)	$(91,802,123)
Equity contracts	(1,067,177)	—	$(1,067,177)
Total	$(1,067,177)	$(91,802,123)	$(92,869,300)

16
Large Cap Value Fund

Note 8: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc.	BofA Securities, Inc.	Citibank, N.A.	Goldman Sachs International	HSBC Bank PLC	HSBC Securities (USA), Inc.
Assets:
Futures contracts §	$—	$—	$—	$—	$—	$—	$—	$—
Forward currency contracts #	—	5,024,038	—	—	—	—	—	—
Repurchase agreements **	—	—	200,000,000	—	—	—	—	159,197,000
Total Assets	$—	$5,024,038	$200,000,000	$—	$—	$—	$—	$159,197,000
Liabilities:
Futures contracts §	—	—	—	1,325,733	—	—	—	—
Forward currency contracts #	7,239,487	9,079,224	—	—	5,809,218	9,747,490	11,653,663	—
Total Liabilities	$7,239,487	$9,079,224	$—	$1,325,733	$5,809,218	$9,747,490	$11,653,663	$—
Total Financial and Derivative Net Assets	$(7,239,487)	$(4,055,186)	$200,000,000	$(1,325,733)	$(5,809,218)	$(9,747,490)	$(11,653,663)	$159,197,000
Total collateral received (pledged) †##	$(7,239,487)	$(4,055,186)	$200,000,000	$—	$(5,809,218)	$(9,747,490)	$(11,653,663)	$159,197,000
Net amount	$—	$—	$—	$(1,325,733)	$—	$—	$—	$—
Controlled collateral received (including TBA commitments) **	$—	$—	$—	$—	$—	$—	$—	$—
Uncontrolled collateral received	$—	$—	$204,024,828	$—	$—	$—	$—	$162,400,696
Collateral (pledged) (including TBA commitments) **	$(8,238,156)	$(4,913,610)	$—	$—	$(6,059,574)	$(11,186,064)	$(13,113,648)	$—

Large Cap Value Fund
17

	JPMorgan Chase Bank N.A.	JPMorgan Securities, LLC	Morgan Stanley & Co. International PLC	State Street Bank and Trust Co.	Toronto-Dominion Bank	UBS AG	WestPac Banking Corp.	Total
Assets:
Futures contracts §	$—	$—	$—	$—	$—	$—	$—	$—
Forward currency contracts #	—	—	1,356,785	—	—	2,492,832	—	8,873,655
Repurchase agreements **	—	200,000,000	—	—	—	—	—	559,197,000
Total Assets	$—	$200,000,000	$1,356,785	$—	$—	$2,492,832	$—	$568,070,655
Liabilities:
Futures contracts §	—	—	—	—	—	—	—	1,325,733
Forward currency contracts #	5,479,553	—	3,968,370	6,617,890	1,237,753	8,051,722	1,232,518	70,116,888
Total Liabilities	$5,479,553	$—	$3,968,370	$6,617,890	$1,237,753	$8,051,722	$1,232,518	$71,442,621
Total Financial and Derivative Net Assets	$(5,479,553)	$200,000,000	$(2,611,585)	$(6,617,890)	$(1,237,753)	$(5,558,890)	$(1,232,518)	$496,628,034
Total collateral received (pledged) †##	$(5,479,553)	$200,000,000	$(2,326,043)	$(6,617,890)	$(1,237,753)	$(5,558,890)	$—
Net amount	$—	$—	$(285,542)	$—	$—	$—	$(1,232,518)
Controlled collateral received (including TBA commitments) **	$—	$—	$—	$—	$—	$—	$—	$—
Uncontrolled collateral received	$—	$204,024,801	$—	$—	$—	$—	$—	$570,450,325
Collateral (pledged) (including TBA commitments) **	$(6,149,372)	$—	$(2,326,043)	$(7,509,459)	$(1,483,053)	$(6,978,037)	$—	$(67,957,016)
**	Included with Investments in securities on the Statement of assets and liabilities.
†	Additional collateral may be required from certain brokers based on individual agreements.
#	Covered by master netting agreement (Note 1).
##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.
§	Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts, which is not included in the table above, amounted to $3,463,754.

Note 9: Operating segments

The fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023–07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the fund’s financial position or results of operations.

The fund operates as a single operating segment, which is an investment portfolio. The fund’s investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.

For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of assets and liabilities and the Statement of operations, along with the related notes to the financial statements. The fund’s portfolio provides details of the fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial highlights.

Note 10: New accounting pronouncement

In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2023–09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures . The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.

18
Large Cap Value Fund

Changes in and disagreements with accountants

Not applicable

Results of any shareholder votes

Not applicable

Remuneration paid to directors, officers, and others

Remuneration paid to directors, officers, and others is included in the Notes to financial statements above.

Board approval of management and subadvisory agreements

Not applicable

Large Cap Value Fund
19

© 2025 Franklin Templeton. All rights reserved.	38906-SFSOI 6/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 13. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 16. Controls and Procedures:

(a) The registrant’s [principal/chief executive officer] and [principal/chief financial officer] have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934. .

(b)There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

Item 17. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable

Item 19. Exhibits:

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Large Cap Value Fund

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Accounting Officer

Date: June 27, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz

Jonathan S. Horwitz Principal Executive Officer

Date: June 27, 2025

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Financial Officer

Date: June 27, 2025